UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08044

MORGAN STANLEY HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley High Yield Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(Showing percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
CORPORATE BONDS AND NOTES (99.1%)
Aerospace (1.3%)
Hexcel Corp.,
6.75%, 2/1/15	$510	$434
L-3 Communications Corp.,
7.63%, 6/15/12	380	382
		816
Broadcasting (1.0%)
LIN Television Corp.,
6.50%, 5/15/13	230	121
Univision Communications, Inc.,
7.85%, 7/15/11	785	506
		627
Cable (6.9%)
Anixter, Inc.,
10.00%, 3/15/14	560	522
Charter Communications Operating LLC/Charter Communications Operating Capital,
10.88%, 9/15/14(a)(b)	980	955
CSC Holdings, Inc.,
8.63%, 2/15/19(b)	995	963
DirecTV Holdings LLC/DirecTV Financing Co.,
6.38%, 6/15/15	70	66
7.63%, 5/15/16	630	621
Dish DBS Corp.,
6.63%, 10/1/14	715	642
Virgin Media Finance plc,
8.75%, 4/15/14	90	85
9.13%, 8/15/16	385	360
		4,214
Chemicals (4.4%)
Airgas, Inc.,
7.13%, 10/1/18(b)	755	727
Berry Plastics Corp.,
8.88%, 9/15/14	670	379
Innophos Holdings, Inc.,
9.50%, 4/15/12(b)	260	183
Innophos, Inc.,
8.88%, 8/15/14	150	124
Koppers, Inc.,
9.88%, 10/15/13	250	230
Nalco Co.,
7.75%, 11/15/11	345	341
Terra Capital, Inc.,
7.00%, 2/1/17	455	421
Westlake Chemical Corp.,
6.63%, 1/15/16	455	321
		2,726
Consumer Products (0.5%)
Oxford Industries, Inc.,
8.88%, 6/1/11	380	279

Diversified Media (0.2%)
Dex Media West LLC/Dex Media West Finance Co.,
9.88%, 8/15/13	415	84
Idearc, Inc.,
8.00%, 11/15/16(a)(c)	1,575	49
		133
Energy (13.5%)
Chaparral Energy, Inc.,
8.50%, 12/1/15	755	264
8.88%, 2/1/17	100	35
Chesapeake Energy Corp.,
6.38%, 6/15/15	150	127
7.50%, 9/15/13(c)	720	662
7.63%, 7/15/13	135	125
Cie Generale de Geophysique-Veritas S.A.,
7.50%, 5/15/15	345	274
Cimarex Energy Co.,
7.13%, 5/1/17	140	114
Forest Oil Corp.,
7.25%, 6/15/19	140	112
7.75%, 5/1/14	360	321
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15(b)	980	720
Key Energy Services, Inc.,
8.38%, 12/1/14	545	346
Knight, Inc.,
6.50%, 9/1/12	210	197
Massey Energy Co.,
6.88%, 12/15/13	750	656
Newfield Exploration Co.,
6.63%, 9/1/14(c)	1,070	974
7.13%, 5/15/18	115	102
OPTI Canada, Inc.,
8.25%, 12/15/14	380	172
Orion Power Holdings, Inc.,
12.00%, 5/1/10	250	259
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14	450	417
PetroHawk Energy Corp.,
10.50%, 8/1/14(b)	580	580
Pioneer Natural Resources Co,
6.65%, 3/15/17	284	217
Plains Exploration & Production Co.,
7.63%, 6/1/18	125	102
7.75%, 6/15/15	1,040	900
SandRidge Energy, Inc. PIK,
8.63%, 4/1/15	905	593
		8,269
Food and Drug (1.9%)
Axcan Intermediate Holdings, Inc.,
12.75%, 3/1/16	215	202
CA FM Lease Trust,
8.50%, 7/15/17(b)	390	402
SUPERVALU, Inc.,
7.50%, 5/15/12 - 11/15/14	565	556
		1,160
Food/Tobacco (2.5%)
Constellation Brands, Inc.,
7.25%, 9/1/16 - 5/15/17	780	745
Michael Foods, Inc.,
8.00%, 11/15/13	405	363
Smithfield Foods, Inc.,
7.00%, 8/1/11	515	399
		1,507
Forest Products (5.1%)
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13(c)	335	338
Georgia-Pacific LLC,
7.13%, 1/15/17(b)	520	484
Glatfelter,
7.13%, 5/1/16	145	124
Graham Packaging Co. LP/GPC Capital Corp. I,
9.88%, 10/15/14	830	539
Graphic Packaging International, Inc.,
9.50%, 8/15/13	370	266

Morgan Stanley High Yield Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(Showing percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Owens-Brockway Glass Container, Inc.,
8.25%, 5/15/13(c)	$1,175	$1,187
Verso Paper Holdings LLC/Verso Paper, Inc.,
9.13%, 8/1/14	510	194
		3,132
Gaming/Leisure (4.5%)
Boyd Gaming Corp.,
7.75%, 12/15/12	356	288
Harrah’s Operating Co., Inc.,
10.00%, 12/15/15(b)	780	246
Host Hotels & Resorts LP,
6.38%, 3/15/15(c)	450	335
7.13%, 11/1/13(c)	450	366
Las Vegas Sands Corp.,
6.38%, 2/15/15	545	259
MGM Mirage,
6.00%, 10/1/09(c)	1,565	853
13.00%, 11/15/13(b)(c)	520	390
		2,737
Health Care (14.8%)
Biomet, Inc.,
11.63%, 10/15/17	625	555
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15(c)	990	940
DaVita, Inc.,
6.63%, 3/15/13	815	795
Fisher Scientific International, Inc.,
6.13%, 7/1/15(c)	895	890
FMC Finance III S.A.,
6.88%, 7/15/17(c)	610	599
Fresenius Medical Care Capital Trust IV,
7.88%, 6/15/11	440	448
HCA, Inc.,
5.75%, 3/15/14	200	132
6.25%, 2/15/13(c)	390	295
9.13%, 11/15/14(c)	1,071	1,009
Healthsouth Corp.,
10.75%, 6/15/16	595	586
Invacare Corp.,
9.75%, 2/15/15	100	97
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	298
Omnicare, Inc.,
6.75%, 12/15/13	495	452
6.88%, 12/15/15	395	355
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	330	310
Tenet Healthcare Corp.,
7.38%, 2/1/13(c)	990	792
9.88%, 7/1/14	225	177
Warner Chilcott Corp.,
8.75%, 2/1/15	395	381
		9,111
Housing (1.1%)
Interface, Inc.,
9.50%, 2/1/14	535	383
10.38%, 2/1/10	165	159
Nortek, Inc.,
8.50%, 9/1/14(c)	755	79
Pulte Homes, Inc.,
6.38%, 5/15/33	70	43
		664
Information Technology (3.4%)
Flextronics International Ltd.,
6.50%, 5/15/13	640	573
Iron Mountain, Inc.,
7.75%, 1/15/15	375	372
8.63%, 4/1/13(c)	505	508
SunGard Data Systems, Inc.,
9.13%, 8/15/13	445	389
Vangent, Inc.,
9.63%, 2/15/15	330	216
		2,058
Manufacturing (3.1%)
Baldor Electric Co.,
8.63%, 2/15/17	205	164
Bombardier, Inc.,
6.30%, 5/1/14(b)	1,010	717
Johnsondiversey, Inc.,
9.63%, 5/15/12	511	465
RBS Global, Inc./Rexnord LLC,
9.50%, 8/1/14(c)	690	562
		1,908
Metals (2.3%)
Foundation PA Coal Co. LLC,
7.25%, 8/1/14	170	155
Freeport-McMoran Copper & Gold, Inc.,
8.38%, 4/1/17	1,030	964
Novelis, Inc.,
7.25%, 2/15/15	780	316
		1,435
Retail (5.1%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12	510	416
Eye Care Centers of America,
10.75%, 2/15/15	895	819
Neiman Marcus Group, Inc. (The) PIK,
9.00%, 10/15/15	420	137
Phillips-Van Heusen Corp.,
7.25%, 2/15/11	655	634
Rite Aid Corp.,
8.63%, 3/1/15	605	139
Sally Holdings LLC/Sally Capital, Inc.,
9.25%, 11/15/14	1,020	971
		3,116
Services (3.2%)
Allied Waste North America, Inc.,
7.25%, 3/15/15	725	686
AMC Entertainment Inc,
8.63%, 8/15/12	410	405
Aramark Corp.,
8.50%, 2/1/15	135	125
Expedia, Inc.,
8.50%, 7/1/16(b)	305	261
Ticketmaster Entertainment, Inc.,
10.75%, 7/28/16(b)	725	496
		1,973
Telecommunications (7.3%)
Frontier Communications Corp.,
7.13%, 3/15/19	305	241
9.00%, 8/15/31	410	283
Intelsat Corp.,
9.25%, 6/15/16(b)(c)	1,480	1,377
Nielsen Finance LLC/Nielsen Finance Co,
11.63%, 2/1/14(b)	925	838
Sprint Capital Corp.,
6.90%, 5/1/19(c)	775	550
Sprint Nextel Corp.,
6.00%, 12/1/16(c)	725	522

Morgan Stanley High Yield Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(Showing percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Wind Acquisition Finance S.A.,
10.75%, 12/1/15(b)	$495	$493
Windstream Corp.,
8.13%, 8/1/13	210	208
		4,512
Transportation (3.6%)
ArvinMeritor, Inc.,
8.75%, 3/1/12	440	161
Ford Motor Credit Co. LLC,
7.25%, 10/25/11(c)	1,175	837
General Motors Acceptance Corp. LLC,
6.75%, 12/1/14(b)	657	382
6.88%, 9/15/11(b)	829	590
General Motors Corp.,
8.38%, 7/15/33	455	57
KAR Holdings, Inc.,
8.75%, 5/1/14	165	88
Sonic Automotive, Inc.,
8.63%, 8/15/13	295	88
		2,203
Utilities (11.4%)
AES Corp. (The),
7.75%, 3/1/14	160	144
8.00%, 6/1/20(b)(c)	840	684
8.75%, 5/15/13(b)	330	327
Dynegy Holdings, Inc.,
7.75%, 6/1/19	475	311
Edison Mission Energy,
7.75%, 6/15/16	545	417
El Paso Corp.,
12.00%, 12/12/13	1,030	1,089
Intergen N.V.,
9.00%, 6/30/17(b)	535	487
Ipalco Enterprises, Inc.,
8.63%, 11/14/11	165	159
Mirant Americas Generation LLC,
8.50%, 10/1/21	380	283
NRG Energy, Inc.,
7.38%, 1/15/17	470	438
Ormat Funding Corp.,
8.25%, 12/30/20(d)	649	490
Reliant Energy, Inc.,
7.88%, 6/15/17	450	358
Sierra Pacific Power Co.,
6.25%, 4/15/12	180	182
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15	1,535	775
Williams Cos., Inc.,
7.88%, 9/1/21(c)	955	885
		7,029
Wireless Communications (2.0%)
American Tower Corp.,
7.13%, 10/15/12	330	333
7.50%, 5/1/12(c)	680	687
Nextel Communications, Inc.,
6.88%, 10/31/13	395	227
		1,247
TOTAL CORPORATE BONDS AND NOTES (Cost $73,418)		60,856

	Shares
COMMON STOCKS (0.0%)
Utilities (0.0%)
SW Acquisition LP (d)(e)(f) (Cost $—)	1	—

PREFERRED STOCKS (0.1%)
Financials (0.1%)
Preferred Blocker, Inc., 7.00% (b) (Cost $178)	339	68

SHORT-TERM INVESTMENT (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $504)(g)	504,448	504
TOTAL INVESTMENTS (100.0%) (Cost $74,100)+		61,428
LIABILITIES IN EXCESS OF OTHER ASSETS		(8,791)
NET ASSETS		$52,637

(a)	Issuer is in default.
(b)	144A security — Certain conditions for public sale may exist.Unless otherwise noted, these securities are deemed to be liquid.
(c)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2009
(d)	Security has been deemed illiquid at March 31, 2009.
(e)	Securities were valued at fair value — At March 31, 2009, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(f)	Non-income producing security.
(g)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by less than $500 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $1,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $5,372,000 and $6,652,000, respectively.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $74,100,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $12,672,000 of which $1,411,000 related to appreciated securities and $14,083,000 related to depreciated securities.

PIK	Payment-in-kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Morgan Stanley High Yield Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(Showing percentage of Total Value of Investments)

At March 31, 2009, the Fund had reverse repurchase agreements outstanding with UBS as follows:

Maturity in
less than
UBS Agreement	365 Days
Value of Securities Subject to Repurchase	$15,882,540
Liability Under Reverse Repurchase Agreement	$10,387,970
Weighted Average Days to Maturity	26.23

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in		Other Financial
	Securities		Instruments*
	(000)		(000)
Valuation Inputs - Assets
Level 1 - Quoted Prices	$504		$—
Level 2 - Other Significant Observable Inputs	60,924		—
Level 3 - Significant Unobservable Inputs	—	**	—
Total	$61,428		$—

	Investments in		Other Financial
	Securities		Instruments*
	(000)		(000)
Valuation Inputs - Liabilities
Level 1 - Quoted Prices	$—		$—
Level 2 - Other Significant Observable Inputs	—		(10,324)
Level 3 - Significant Unobservable Inputs	—		—
Total	$—		$(10,324)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used to determine fair value.

Investments in
Securities
(000)
Balance as of 12/31/08	$—	**
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 3/31/09	$—	**
The amount of total realized gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/09	$—

*Other financial instruments include reverse repurchase agreements.

* * Includes a security which is valued at zero.

Security Valuation — Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2009